JPMorgan Mid Cap Value Fund N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	J.P. Morgan Fleming Mutual Fund Group, Inc.
Entity Central Index Key	0001037897
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Nov. 01, 2026